Short-Term Investments (Details) - Schedule of Short-term Investments - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of Short-term Investments [Abstract]
Fair value through other comprehensive income			$ 12,832
Bank deposits in USD	[1]	39,069	18,413
Total Short-Term Investments		$ 39,069	$ 31,245

[1]	The deposits bear interest of 0.63%-0.89% and 2.5%-3.3% per year, as of December 31, 2020 and 2019, respectively.